Income taxes (Details) - USD ($)	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Income Taxes
Non-capital loss carry-forwards	$ 16,323,553	$ 14,690,358
Book and tax basis differences on assets and liabilities	1,527,791	1,274,734
Other	1,509,122	1,263,175
Investment tax credit	2,850,496	3,405,090
Undeducted research and development expenditures	4,227,211	4,990,176
Capital loss carryforwards	318,915	318,915
Share issuance cost	227,253	492,243
Deferred tax assets, gross	26,984,341	26,434,691
Unrealized foreign exchange gain	271,913	271,913
Convertible debentures	12,857	4,132
Deferred tax liabilities	284,770	276,045
Valuation allowances for deferred tax assets	26,699,571	26,158,646
Net deferred tax assets	$ 0	$ 0	$ 0